Label	Element	Value
FPA New Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	FPA NEW INCOME FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The FPA New Income Fund (the "Fund") seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2027
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the Fund's contractual expense reimbursement for the term of the expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2025, the Fund's portfolio turnover rate was 41% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	41.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund primarily invests in a diversified portfolio of debt instruments, cash and cash equivalents. The Fund generally invests in highly rated debt instruments and invests at least 75% of its total assets, calculated at market value at the time of purchase, in debt instruments rated at least A- or its equivalent by a nationally recognized statistical rating organization ("NRSRO") and in cash equivalent securities.

Under normal circumstances, the Fund invests primarily in the following debt instruments, among others:

•  Corporate bonds, municipal bonds, bank loans, bonds issued by governments and their agencies and instrumentalities, mortgage-backed pools, sovereign debt, and obligations of supra-national agencies, including international development institutions that provide global financing and advisory services for economic development.

•  Structured investments, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities, collateralized loan obligations ("CLOs"), collateralized debt obligations ("CDOs") and structured notes. The Fund may invest a significant portion of its portfolio in these investments.

•  Cash equivalent securities, which may include publicly traded securities issued by the U.S. government or agencies of the U.S. government, money market funds, certificates of deposit, commercial paper, repurchase agreements, bankers' acceptances and other similar short-term bonds.

The Fund may invest up to 25% of its total assets, calculated at market value at the time of purchase, in debt instruments that are rated below A- or its equivalent by an NRSRO, which may include securities that are in default, or that are unrated.

The Fund may also invest up to 25% of its total assets, calculated at market value at the time of purchase, in securities of non-U.S. governments and corporations, non-U.S. structured investments or in securities that are not denominated in U.S. dollars; and up to 15% of its total assets, calculated at market value at the time of purchase, in stripped mortgage securities (such as interest-only and principal-only classes of collateralized mortgage obligations), collateralized mortgage obligations structured as accrual certificates, also known as Z-Bonds, and inverse floating rate debt instruments.

The Fund may also invest up to 5% of its total assets, calculated at market value at the time of purchase, in preferred stocks.

The Fund may hold investments in common stocks and rights to purchase common stocks. Such investments are typically received as a result of a conversion, corporate restructuring or recapitalization. Further, common stocks may be purchased as a result of exercising such rights, or purchased to increase an existing investment in common stocks. The Fund may also hold investments in privately placed securities.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also invest in currency forwards, swaps and other certain currency derivatives, in each case for hedging purposes only.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The Fund acquired the assets and liabilities of FPA New Income, Inc. (the "Predecessor Fund") following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods through July 28, 2023, reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and with a measure of the change in cost of living plus 100 basis points. The past performance information shown below is for Institutional Class shares of the Fund. Although Institutional Class shares would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, the returns for Investor Class shares will vary from Institutional Class shares because of the higher expenses paid by Investor Class shares. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S.

traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of non-U.S. bonds traded in the U.S. CPI + 100 is a measure of the consumer price index ("CPI") plus an additional 100 basis points. The CPI is calculated by taking price changes for each item in the predetermined basket of goods and averaging them; the goods are weighted according to their importance. Changes in CPI are used to assess price changes associated with the cost of living.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/fund or call (800) 982-4372.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and with a measure of the change in cost of living plus 100 basis points.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of non-U.S. bonds traded in the U.S. CPI + 100 is a measure of the consumer price index ("CPI") plus an additional 100 basis points. The CPI is calculated by taking price changes for each item in the predetermined basket of goods and averaging them; the goods are weighted according to their importance. Changes in CPI are used to assess price changes associated with the cost of living.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) 982-4372
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://fpa.com/fund
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Return (before taxes) for Institutional Class For each calendar year at net asset value ("NAV") per share
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	The Fund's highest/lowest quarterly results during this time period were: Institutional Class Highest 3.79% (Quarter ended 12/31/23) Lowest (1.74)% (Quarter ended 03/31/22)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	3.79%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(1.74%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2025)
FPA New Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risk is inherent in all investing and you could lose money by investing in the Fund.
FPA New Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk. As with most funds that invest in debt instruments, changes in interest rates are one of the most important factors that could affect the value of an investment in the Fund. Interest rate risk is the risk that debt instruments will decline in value because of increases in interest rates. Rising interest rates tend to cause the prices of debt instruments (especially those with longer maturities) and the Fund's share price to fall. When interest rates rise from a low level, fixed income securities markets may experience lower prices, increased volatility and lower liquidity. The negative impact on fixed income securities from rate increases, regardless of the cause, could be swift and significant, which could result in significant losses by the Fund, even if such rate increases are anticipated by the portfolio manager.

FPA New Income Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer's financial condition, national or international political events, war, acts of terrorism, inflation/deflation, market disruptions, public health emergencies, such as the spread of infectious illness or disease, natural disasters or climate events, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs, competitive conditions within an industry, or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. Shareholder redemptions may also cause the Fund to engage in "odd-lot" fixed income transactions, which due to their small size, may result in the Fund receiving substantially lower value on such transactions than if the Fund had engaged in a large block trade of such securities.

FPA New Income Fund | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities represent interests in "pools" of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Mortgage-related securities, including commercial mortgage-backed securities ("CMBS") and residential mortgage-backed securities ("RMBS") are subject to prepayment risk and can be highly sensitive to changes in interest rates. The risks of an investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which the Fund's invests. In addition to the normal risks associated with credit-related securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to, the risk that: (i) distributions from collateral securities may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Investments in CDOs are also more difficult to value than other investments. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

FPA New Income Fund | Collateralized Loan Obligations ("CLO") Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Collateralized Loan Obligations ("CLO") Risk. A CLO is a trust collateralized by a pool of credit-related assets. While CLOs are subject to the typical risks associated with debt instruments (i.e., including default, interest rate and prepayment risks), the Fund is also subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO's performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt is payable solely from the proceeds of the CLO's underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager's opportunities to invest may be limited.

FPA New Income Fund | Bank Loan Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Bank Loan Risk. The Fund's investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose the Fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them.

FPA New Income Fund | Municipal Bond Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Municipal Bond Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. There is no guarantee that a municipality will pay interests or repay principal.

FPA New Income Fund | Stripped Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Stripped Securities Risk. Stripped securities are more volatile than securities for which the principal and interest payments have not been separated. The value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds because a change in interest rates may increase or decrease prepayments of principal. The market for stripped securities may be limited, which may make it difficult for the Fund to dispose of them quickly at an acceptable price.

FPA New Income Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit Risk. Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

FPA New Income Fund | Call Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Call Risk. Issuers of callable bonds are permitted to redeem these bonds before their final maturity. If an issuer calls a security in which the Fund is invested, the Fund could lose potential price appreciation and be forced to reinvest the proceeds in securities that bear a lower interest rate or more credit risk.

FPA New Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.
FPA New Income Fund | Large Investor Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

FPA New Income Fund | Management and Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

FPA New Income Fund | Private Placements and Restricted Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Private Placements and Restricted Securities Risk. Private placement securities are securities that are not registered under the federal securities laws, and are generally eligible for sale only to certain eligible investors. The Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when FPA believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the net asset value of the Fund. The sale of such investments may also be restricted under securities laws.

FPA New Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Securities Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks in comparison to U.S. Treasury securities or other securities supported by the full faith and credit of the U.S. government.

FPA New Income Fund | Risks Associated with Investing in High Yield Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks Associated with Investing in High Yield Securities. High yield bonds, which are sometimes called "junk" bonds, are highly speculative securities that are usually issued by smaller, less credit-worthy and/or highly leveraged (indebted) companies. High yield securities are generally subject to greater levels of credit, call and liquidity risks than higher-rated securities of similar maturity. In addition, such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

FPA New Income Fund | Risks Associated with Investing in Repurchase Agreements [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks Associated with Investing in Repurchase Agreements. A repurchase agreement is a short-term investment. The Fund acquires a debt security that the seller agrees to repurchase at a future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. The security may also decline in value or fail to provide income.

FPA New Income Fund | Sovereign Debt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sovereign Debt Risk. An issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due. In the event of a default by a governmental entity on a sovereign debt obligation, there may be few or no effective legal remedies for collecting on such debt.

FPA New Income Fund | Risks Associated with Investing in Non-U.S. Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. The prices of non-U.S. securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund's non-U.S. investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

FPA New Income Fund | Risks Associated with Deep Discount Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks Associated with Deep Discount Securities. The high yield securities in which the Fund may invest may from time to time include debt securities of companies that are financially troubled, in default or are in bankruptcy or reorganization. These securities are called "deep discount securities" and are deeply discounted from their face value. A debt instrument purchased at a deep discount, but prior to default, may pay a very high effective yield. If the issuer cannot meet its debt obligations, however, the deep discount securities may stop generating income and lose its value or become worthless. A lack of reliable, objective data or market quotations may make it more difficult to value deep discount securities accurately. Insufficient liquidity in the deep discount security market may make it more difficult to dispose of such securities and may cause the Fund to experience sudden and substantial price declines.

FPA New Income Fund | Adjustable Rate Mortgage ("ARM") Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Adjustable Rate Mortgage ("ARM") Risk. During periods of extreme fluctuations in interest rates, the resulting fluctuations of ARM rates could affect the ARMs' market value. Most ARMs generally have annual reset limits or "caps." Fluctuations in interest rates above these levels, thus, could cause the mortgage-backed securities to "cap out" and to behave more like long-term, fixed- rate debt securities. During periods of declining interest rates, of course, the coupon rates may readjust downward and result in lower yields.

FPA New Income Fund | Currency Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Transactions Risk. Currency hedging involves many risks such as leveraging risk, market risk, liquidity risk, counterparty risk, management risk, operational risk and legal risk. Currency derivative transactions are also subject to risks different from those of other derivative transactions and can be adversely affected by changes to government controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments and based on broader factors extrinsic to any particular country's economy. There can be no assurance that currency transactions or currency hedging techniques will be successful.

FPA New Income Fund | Over-the-Counter ("OTC") Investments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Over-the-Counter ("OTC") Investments Risk. Securities and derivatives traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

FPA New Income Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

FPA New Income Fund | Recent Market Events [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks' interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia's invasion of Ukraine and the conflict among nations and militant groups in the Middle East, have led, and in the future may lead, to short term market volatility and may have adverse long term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund's investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States' relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

FPA New Income Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service fee	oef_Component1OtherExpensesOverAssets	0.07%
All other expenses	oef_Component2OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.45%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	175
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	315
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 725
FPA New Income Fund | Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service fee	oef_Component1OtherExpensesOverAssets	0.25%
All other expenses	oef_Component2OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.55%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 934
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
CPI + 100
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.24%
Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	2.53%
Annual Return [Percent]	oef_AnnlRtrPct	2.67%
Annual Return [Percent]	oef_AnnlRtrPct	2.30%
Annual Return [Percent]	oef_AnnlRtrPct	3.81%
Annual Return [Percent]	oef_AnnlRtrPct	2.51%
Annual Return [Percent]	oef_AnnlRtrPct	0.82%
Annual Return [Percent]	oef_AnnlRtrPct	(3.10%)
Annual Return [Percent]	oef_AnnlRtrPct	7.51%
Annual Return [Percent]	oef_AnnlRtrPct	4.59%
Annual Return [Percent]	oef_AnnlRtrPct	7.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.06%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.35%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.18%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.92%	[2]
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.05%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.14%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.88%	[2]
Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.21%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.28%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.97%	[3]

[1]	The Fund's investment adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund through January 31, 2027, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund through January 31, 2027. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
[3]	Investor Class shares commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are more expensive than Institutional Class shares, the returns for Investor Class shares are expected to be lower than the returns of the Institutional Class shares.